Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Balance	$ 567
Restructuring expense recognized	1,336	10,040
Revisions to prior accruals	(129)	0
Payments made	(956)	(8,971)
Non-cash items	(86)	(502)
Balance	732	567
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance	320
Restructuring expense recognized	1,336	5,553
Revisions to prior accruals	(12)	0
Payments made	(926)	(5,509)
Non-cash items	0	276
Balance	718	320
Idle-use Expense and Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance	247
Restructuring expense recognized	0	3,770
Revisions to prior accruals	(117)	0
Payments made	(30)	(3,462)
Non-cash items	(86)	(61)
Balance	14	247
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Balance	0
Restructuring expense recognized	0	717
Revisions to prior accruals	0	0
Payments made	0	0
Non-cash items	0	(717)
Balance	$ 0	$ 0